Investments - Available for sale fixed maturities and equity securities (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	$ 29,612	$ 27,310	$ 24,903
Fixed maturities, Available for sale, Fair Value	30,836	28,020	25,486
Equity securities, Available for sale, Amortized Cost	440	447	489
Equity securities, Available for sale, Fair Value	540	495	486
Total fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	29,612	27,310	24,903
Fixed maturities, Available for sale, Gross Unrealized, Gains	1,292	905	904
Fixed maturities, Available for sale, Gross Unrealized, Losses	(68)	(195)	(321)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	1,224	710	583
Fixed maturities, Available for sale, Fair Value	30,836	28,020	25,486
U.S. Government and government agencies
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	48	51	61
Fixed maturities, Available for sale, Gross Unrealized, Gains	2	2	2
Fixed maturities, Available for sale, Gross Unrealized, Losses	(3)	(3)	(3)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	(1)	(1)	(1)
Fixed maturities, Available for sale, Fair Value	47	50	60
States, municipalities and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	4,154	4,063	3,836
Fixed maturities, Available for sale, Gross Unrealized, Gains	197	155	162
Fixed maturities, Available for sale, Gross Unrealized, Losses	(15)	(42)	(32)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	182	113	130
Fixed maturities, Available for sale, Fair Value	4,336	4,176	3,966
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	11	12	12
Fixed maturities, Available for sale, Gross Unrealized, Gains	2	1	1
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	0	0
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	2	1	1
Fixed maturities, Available for sale, Fair Value	13	13	13
Residential MBS
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	2,169	2,388	2,344
Fixed maturities, Available for sale, Gross Unrealized, Gains	256	216	246
Fixed maturities, Available for sale, Gross Unrealized, Losses	(4)	(7)	(6)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	252	209	240
Fixed maturities, Available for sale, Fair Value	2,421	2,597	2,584
Commercial MBS
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	870	1,304	1,903
Fixed maturities, Available for sale, Gross Unrealized, Gains	40	46	71
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	(1)	0
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	40	45	71
Fixed maturities, Available for sale, Fair Value	910	1,349	1,974
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	5,655	4,517	3,508
Fixed maturities, Available for sale, Gross Unrealized, Gains	127	37	21
Fixed maturities, Available for sale, Gross Unrealized, Losses	(11)	(35)	(37)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	116	2	(16)
Fixed maturities, Available for sale, Fair Value	5,771	4,519	3,492
Corporate and other
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, Available for sale, Amortized Cost	16,705	14,975	13,239
Fixed maturities, Available for sale, Gross Unrealized, Gains	668	448	401
Fixed maturities, Available for sale, Gross Unrealized, Losses	(35)	(107)	(243)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	633	341	158
Fixed maturities, Available for sale, Fair Value	17,338	15,316	13,397
Total equity securities
Schedule of Available-for-sale Securities [Line Items]
Equity securities, Available for sale, Amortized Cost	440	447	489
Equity securities, Available for sale, Gross Unrealized, Gains	112	58	32
Equity securities, Available for sale, Gross Unrealized, Losses	(12)	(10)	(35)
Equity securities, Available for sale, Net Unrealized, Gains (Losses)	100	48	(3)
Equity securities, Available for sale, Fair Value	540	495	486
Common stocks
Schedule of Available-for-sale Securities [Line Items]
Equity securities, Available for sale, Amortized Cost	376	391	439
Equity securities, Available for sale, Gross Unrealized, Gains	105	55	32
Equity securities, Available for sale, Gross Unrealized, Losses	(12)	(9)	(35)
Equity securities, Available for sale, Net Unrealized, Gains (Losses)	93	46	(3)
Equity securities, Available for sale, Fair Value	469	437	436
Perpetual preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Equity securities, Available for sale, Amortized Cost	64	56	50
Equity securities, Available for sale, Gross Unrealized, Gains	7	3	0
Equity securities, Available for sale, Gross Unrealized, Losses	0	(1)	0
Equity securities, Available for sale, Net Unrealized, Gains (Losses)	7	2	0
Equity securities, Available for sale, Fair Value	$ 71	$ 58	$ 50